Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets:
Available-for-sale Securities	$ 102,774	$ 114,258
- Held-to-maturity	175,850	167,225
Servicing Asset at Fair Value, Amount	3,382	3,244	3,418	2,893
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets:
Cash and equivalents	91,159	126,740
Available-for-sale Securities	102,774	114,258
- Held-to-maturity	175,850	167,225
FHLB stock and Federal Reserve Bank stock	2,733	2,656
Loans-net	1,441,455	1,276,426
Servicing Asset at Fair Value, Amount	3,221	2,489
Deposits:
Borrowings	4,296	0
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Letter of Credit [Member]
Other financial instruments:
Other financial instruments	(192)	(233)
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Interest Rate Swap [Member]
Other financial instruments:
Other financial instruments	(6,162)	(4,415)
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Demand Savings And Money Market Accounts [Member]
Deposits:
Deposits	1,292,510	1,148,406
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Bank Time Deposits [Member]
Deposits:
Deposits	370,353	398,204
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Junior Subordinated Debt [Member]
Deposits:
Junior subordinated debentures	51,547	51,547
Portion at Fair Value, Fair Value Disclosure [Member]
Financial Assets:
Cash and equivalents	91,159	126,740
Available-for-sale Securities	102,774	114,258
- Held-to-maturity	180,015	172,517
FHLB stock and Federal Reserve Bank stock	2,733	2,656
Loans-net	1,505,003	1,308,531
Servicing Asset at Fair Value, Amount	3,382	3,244
Deposits:
Borrowings	4,312	0
Portion at Fair Value, Fair Value Disclosure [Member] | Letter of Credit [Member]
Other financial instruments:
Other financial instruments	(192)	(233)
Portion at Fair Value, Fair Value Disclosure [Member] | Interest Rate Swap [Member]
Other financial instruments:
Other financial instruments	(6,162)	(4,415)
Portion at Fair Value, Fair Value Disclosure [Member] | Demand Savings And Money Market Accounts [Member]
Deposits:
Deposits	1,292,510	1,148,406
Portion at Fair Value, Fair Value Disclosure [Member] | Bank Time Deposits [Member]
Deposits:
Deposits	372,226	393,583
Portion at Fair Value, Fair Value Disclosure [Member] | Junior Subordinated Debt [Member]
Deposits:
Junior subordinated debentures	$ 51,547	$ 52,185